SUMMARY OF CERTAIN SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Accounts receivable	$ 1,613,118		$ 1,613,118		$ 748,580	$ 624,593
Revenues	6,411,605	3,855,568	18,958,196	16,844,097	21,352,691	15,982,097
Depreciation expense	2,419	2,962	8,116	8,490	11,451	5,144
Valuation allowance	619,209		619,209		781,077	458,504
Income tax (benefit) expense	4,590	(474,319)	13,770	(634,285)	(465,941)	416,840
U.S. federal statutory rate			35.00%		(34.00%)	34.00%
Federal net operating losses	36,653		36,653		1,159,036
State net operating losses	1,368,809		1,368,809		2,354,117
Net operating loss carryforward expiration date			Dec. 31, 2032		Dec. 31, 2032
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts receivable	321,075		321,075		172,210	114,525
Revenues	1,190,414
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues		$ 635,535		$ 4,093,086	$ 4,301,339